                                 EMERALD FUNDS

                       EMERALD SMALL CAPITALIZATION FUND
                           EMERALD MANAGED BOND FUND

     INSTITUTIONAL SHARES FOR BARNETT EMPLOYEE SAVINGS & THRIFT (BEST) PLAN

                         SUPPLEMENT DATED JUNE 30, 1997
                     TO THE PROSPECTUS DATED APRIL 1, 1997

SMALL CAPITALIZATION FUND -- ADDITIONAL PORTFOLIO MANAGEMENT INFORMATION.

    Martin E. LaPrade, CFA, has assumed co-responsibility with Dean McQuiddy, CFA, for the day-to-day management of the Small Capitalization Fund. For information regarding Mr. LaPrade's past business experience, see "The Business of the Funds -- Fund Management" in the Prospectus.

MANAGED BOND FUND -- PORTFOLIO MATURITY.

    The description of the Managed Bond Fund in the Prospectus is modified to provide that there are no minimum or maximum limitations regarding the dollar-weighted average portfolio maturity of the Managed Bond Fund. The Fund's average portfolio maturity will change from time to time, and may be longer or shorter than ten years in light of Barnett's views of prevailing market and economic conditions.

MANAGED BOND FUND -- INVESTMENTS IN PREFERRED STOCKS.

    The Managed Bond Fund can invest in both convertible and non-convertible preferred stocks that meet the investment criteria and policies stated in the Prospectus, and may have either a set maturity date or no maturity date.

EMD - 0183                                                          BEST 697 SUP

                                 EMERALD FUNDS

                           EMERALD EQUITY VALUE FUND
                       EMERALD SMALL CAPITALIZATION FUND
                      EMERALD SHORT-TERM FIXED INCOME FUND
                    EMERALD U.S. GOVERNMENT SECURITIES FUND
                           EMERALD MANAGED BOND FUND

              INSTITUTIONAL SHARES FOR QUALIFIED RETIREMENT PLANS

                         SUPPLEMENT DATED JUNE 30, 1997
                     TO THE PROSPECTUS DATED APRIL 1, 1997

EQUITY VALUE, SMALL CAPITALIZATION, SHORT-TERM FIXED INCOME AND U.S. GOVERNMENT SECURITIES FUNDS -- ADDITIONAL PORTFOLIO MANAGEMENT INFORMATION.

    Don W. Bryant, CFA, has assumed co-responsibility with Martin E. LaPrade, CFA, for the day-to-day management of the Equity Value Fund. For information regarding Mr. Bryant's past business experience, see "The Business of the Funds -- Fund Management" in the Prospectus.

    Martin E. LaPrade, CFA, has assumed co-responsibility with Dean McQuiddy, CFA, for the day-to-day management of the Small Capitalization Fund. For information regarding Mr. LaPrade's past business experience, see "The Business of the Funds -- Fund Management" in the Prospectus.

    David Furfine has assumed co-responsibility with Jeffery A. Greenert for the day-to-day management of the Short-Term Fixed Income Fund. Mr. Furfine joined the Adviser in 1996 from Barnett Mortgage Company. Prior to joining Barnett Mortgage Company in 1995, Mr. Furfine managed the hedging and trading desk for Prudential Home Mortgage. He received his BS in Economics from the Wharton School at the University of Pennsylvania. Mr. Furfine has 13 years of investment experience.

    Jeffery A. Greenert has assumed co-responsibility with Andrew Cantor, CFA, for the day-to-day management of the U.S. Government Securities Fund. For information regarding Mr. Greenert's past business experience, see "The Business of the Funds -- Fund Management" in the Prospectus.

MANAGED BOND FUND -- PORTFOLIO MATURITY.

    The description of the Managed Bond Fund in the Prospectus is modified to provide that there are no minimum or maximum limitations regarding the dollar-weighted average portfolio maturity of the Managed Bond Fund. The Fund's average portfolio maturity will change from time to time, and may be longer or shorter than ten years in light of Barnett's views of prevailing market and economic conditions.

MANAGED BOND AND SHORT-TERM FIXED INCOME FUNDS -- INVESTMENTS IN PREFERRED
STOCKS.

    The Managed Bond and Short-Term Fixed Income Funds can invest in both convertible and non-convertible preferred stocks that meet the investment criteria and policies stated in the Prospectus, and may have either a set maturity date or no maturity date.

EMD - 0185                                                          401K 697 SUP

                                 EMERALD FUNDS

                           EMERALD EQUITY VALUE FUND
                       EMERALD SMALL CAPITALIZATION FUND
                      EMERALD SHORT-TERM FIXED INCOME FUND
                    EMERALD U.S. GOVERNMENT SECURITIES FUND
                           EMERALD MANAGED BOND FUND
                        EMERALD FLORIDA TAX-EXEMPT FUND

           INSTITUTIONAL SHARES FOR BARNETT PRIVATE CLIENT CUSTOMERS

                         SUPPLEMENT DATED JUNE 30, 1997
                     TO THE PROSPECTUS DATED APRIL 1, 1997

EQUITY VALUE, FLORIDA TAX-EXEMPT, SMALL CAPITALIZATION, SHORT-TERM FIXED INCOME AND U.S. GOVERNMENT SECURITIES FUNDS -- ADDITIONAL PORTFOLIO MANAGEMENT INFORMATION.

    Don W. Bryant, CFA, has assumed co-responsibility with Martin E. LaPrade, CFA, for the day-to-day management of the Equity Value Fund. For information regarding Mr. Bryant's past business experience, see "The Business of the Funds -- Fund Management" in the Prospectus.

    Douglas Byrne has co-responsibility with Margaret L. Moore for the day-to-day management of the Florida Tax-Exempt Fund. Mr. Byrne joined the Adviser in 1987 and plays an integral role as part of the fixed income team. Mr. Byrne received his BS and MBA in Finance from Pacific Western University.

    Martin E. LaPrade, CFA, has assumed co-responsibility with Dean McQuiddy, CFA, for the day-to-day management of the Small Capitalization Fund. For information regarding Mr. LaPrade's past business experience, see "The Business of the Funds -- Fund Management" in the Prospectus.

    David Furfine has assumed co-responsibility with Jeffery A. Greenert for the day-to-day management of the Short-Term Fixed Income Fund. Mr. Furfine joined the Adviser in 1996 from Barnett Mortgage Company. Prior to joining Barnett Mortgage Company in 1995, Mr. Furfine managed the hedging and trading desk for Prudential Home Mortgage. He received his BS in Economics from the Wharton School at the University of Pennsylvania. Mr. Furfine has 13 years of investment experience.

    Jeffery A. Greenert has assumed co-responsibility with Andrew Cantor, CFA, for the day-to-day management of the U.S. Government Securities Fund. For information regarding Mr. Greenert's past business experience, see "The Business of the Funds -- Fund Management" in the Prospectus.

MANAGED BOND FUND -- PORTFOLIO MATURITY.

    The description of the Managed Bond Fund in the Prospectus is modified to provide that there are no minimum or maximum limitations regarding the dollar-weighted average portfolio maturity of the Managed Bond Fund. The Fund's average portfolio maturity will change from time to time, and may be longer or shorter than ten years in light of Barnett's views of prevailing market and economic conditions.

FLORIDA TAX-EXEMPT FUND -- PORTFOLIO MATURITY.

    The description of the Florida Tax-Exempt Fund in the Prospectus is modified to delete the following language: "The Adviser expects that under normal conditions the Fund will invest primarily in obligations that have remaining maturities of more than ten years." The Fund may invest, without limitation, in securities with maturities that are longer or shorter than ten years in light of Barnett's view of prevailing market and economic conditions.

MANAGED BOND AND SHORT-TERM FIXED INCOME FUNDS -- INVESTMENTS IN PREFERRED
STOCKS.

    The Managed Bond and Short-Term Fixed Income Funds can invest in both convertible and non-convertible preferred stocks that meet the investment criteria and policies stated in the Prospectus, and may have either a set maturity date or no maturity date.

EMD - 0184                                                            PC 697 SUP

                                 EMERALD FUNDS

                           EMERALD EQUITY VALUE FUND
                       EMERALD SMALL CAPITALIZATION FUND
                      EMERALD SHORT-TERM FIXED INCOME FUND
                    EMERALD U.S. GOVERNMENT SECURITIES FUND
                           EMERALD MANAGED BOND FUND
                        EMERALD FLORIDA TAX-EXEMPT FUND

                                 RETAIL SHARES

                         SUPPLEMENT DATED JUNE 30, 1997
                     TO THE PROSPECTUS DATED APRIL 1, 1997

EQUITY VALUE, FLORIDA TAX-EXEMPT, SMALL CAPITALIZATION, SHORT-TERM FIXED INCOME AND U.S. GOVERNMENT SECURITIES FUNDS -- ADDITIONAL PORTFOLIO MANAGEMENT INFORMATION.

    Don W. Bryant, CFA, has assumed co-responsibility with Martin E. LaPrade, CFA, for the day-to-day management of the Equity Value Fund. For information regarding Mr. Bryant's past business experience, see "The Business of the Funds -- Fund Management" in the Prospectus.

    Douglas Byrne has co-responsibility with Margaret L. Moore for the day-to-day management of the Florida Tax-Exempt Fund. Mr. Byrne joined the Adviser in 1987 and plays an integral role as part of the fixed income team. Mr. Byrne received his BS and MBA in Finance from Pacific Western University.

    Martin E. LaPrade, CFA, has assumed co-responsibility with Dean McQuiddy, CFA, for the day-to-day management of the Small Capitalization Fund. For information regarding Mr. LaPrade's past business experience, see "The Business of the Funds -- Fund Management" in the Prospectus.

    David Furfine has assumed co-responsibility with Jeffery A. Greenert for the day-to-day management of the Short-Term Fixed Income Fund. Mr. Furfine joined the Adviser in 1996 from Barnett Mortgage Company. Prior to joining Barnett Mortgage Company in 1995, Mr. Furfine managed the hedging and trading desk for Prudential Home Mortgage. He received his BS in Economics from the Wharton School at the University of Pennsylvania. Mr. Furfine has 13 years of investment experience.

    Jeffery A. Greenert has assumed co-responsibility with Andrew Cantor, CFA, for the day-to-day management of the U.S. Government Securities Fund. For information regarding Mr. Greenert's past business experience, see "The Business of the Funds -- Fund Management" in the Prospectus.

MANAGED BOND FUND -- PORTFOLIO MATURITY.

    The description of the Managed Bond Fund in the Prospectus is modified to provide that there are no minimum or maximum limitations regarding the dollar-weighted average portfolio maturity of the Managed Bond Fund. The Fund's average portfolio maturity will change from time to time, and may be longer or shorter than ten years in light of Barnett's views of prevailing market and economic conditions.

FLORIDA TAX-EXEMPT FUND -- PORTFOLIO MATURITY.

    The description of the Florida Tax-Exempt Fund in the Prospectus is modified to delete the following language: "The Adviser expects that under normal conditions the Fund will invest primarily in obligations that have remaining maturities of more than ten years." The Fund may invest, without limitation, in securities with maturities that are longer or shorter than ten years in light of Barnett's view of prevailing market and economic conditions.

MANAGED BOND AND SHORT-TERM FIXED INCOME FUNDS -- INVESTMENT IN PREFERRED
STOCKS.

    The Managed Bond and Short-Term Fixed Income Fund can invest in both convertible and non-convertible preferred stocks that meet the investment criteria and policies stated in the Prospectus, and may have either a set maturity date or no maturity date.

EMD - 0182                                                           RET 697 SUP